UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.

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(Exact name of registrant as specified in charter)

700 North Water Street

Milwaukee, Wisconsin 53202

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(Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

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(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2014

Date of reporting period: 07/01/2013 - 06/30/2014

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

DIGITAL REALTY TRUST, INC.

Ticker:       DLR            Security ID:  253868103

Meeting Date: APR 28, 2014   Meeting Type: Annual

Record Date:  MAR 04, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1A    Elect Director Dennis E. Singleton      For       For          Management

1B    Elect Director Laurence A. Chapman      For       For          Management

1C    Elect Director Kathleen Earley          For       For          Management

1D    Elect Director Ruann F. Ernst           For       For          Management

1E    Elect Director Kevin J. Kennedy         For       For          Management

1F    Elect Director William G. LaPerch       For       For          Management

1G    Elect Director Robert H. Zerbst         For       For          Management

2     Ratify Auditors                         For       For          Management

3     Approve Omnibus Stock Plan              For       For          Management

4     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

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DORCHESTER MINERALS,  L.P.

Ticker:       DMLP           Security ID:  25820R105

Meeting Date: MAY 14, 2014   Meeting Type: Annual

Record Date:  MAR 21, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Buford P. Berry          For       Withhold     Management

1.2   Elect Director C.W. ('Bill') Russell    For       Withhold     Management

1.3   Elect Director Ronald P. Trout          For       Withhold     Management

2     Ratify Auditors                         For       For          Management

3     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

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Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot marked 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/22/2014